REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2020
REGULATORY FRAMEWORK
REGULATORY FRAMEWORK

NOTE 2 – Regulatory framework

a) Regulatory Authority

The activities of the Company that provides Information and Communication Technologies Services (“ICT”) are regulated by a set of rules and regulations that comprise the regulatory framework of the telecommunication sector.

The Regulatory Authority for ICT services in Argentina is ENACOM (National Communications Agency) which is currently under the jurisdiction of the Secretariat of Public Innovation under the Cabinet of Ministers.

Micro Sistemas is registered as a PSP (Payment Service Providers that offer payment accounts) and is under the oversight of the BCRA and the “Financial Information Unit” (Unidad de Información Financiera or “UIF”) regulations for this type of operations.

Núcleo, with operations in the Republic of Paraguay, is under the oversight of the CONATEL (such as TUVES), and Personal Envíos is under the oversight of the Central Bank of the Republic of Paraguay.

Telecom USA, which operates in the United States of America, is under the oversight of the Federal Communications Commission (“FCC”).

Finally, Adesol, a company incorporated in Uruguay, has contractual relationships with several licensees that provide subscription television services in such country through various systems, which are under the oversight of the Communication Services Regulatory Agency (“URSEC”, for its Spanish acronym).

b) Licenses

✓	Under the Licencia Única Argentina Digital, the Company currently provides the following services:
•	Local fixed telephony,
•	Public telephony,
•	Domestic and international long-distance telephony,
•	Domestic and international point-to-point link services,
•	Value added, data transmission, videoconferencing, transportation of broadcasting signals, and Internet access,
•	STM, SRMC, PCS and SCMA, also called mobile communications services ("SCM", for its Spanish acronym),
•	SRS and
•	SRCE

The licenses for rendering SCM services were originally granted to Personal and were subsequently transferred to Telecom under the reorganization with Personal pursuant to ENACOM Resolution No. 4,545-E/17. Such licenses were granted for the provision of STM in the Northern Region of Argentina, of SRMC in the AMBA area, and of PCS and SCMA throughout the country.

In relation to the merger with Cablevisión pursuant to ENACOM Resolution No. 5,644-E/17, the Company also acquired licenses and authorizations to render SRCE services and the Registration to render Physical and Radio-Electric Link Subscription Broadcasting Services and the corresponding authorizations.

✓	Licenses held by subsidiaries in Paraguay

Núcleo holds a license to provide mobile telecommunication services - STMC and PCS throughout Paraguay. In addition, Núcleo holds a license for the installation and exploitation of Internet and data services throughout Paraguay. All these licenses were granted for renewable five-year periods.

Personal Envíos is authorized by the Central Bank of the Republic of Paraguay to operate as an Electronic Payment Company (“EMPE”, for its Spanish acronym) through Resolution No. 6 issued on March 30, 2015, and its corporate purpose is restricted to such service.

Tuves Paraguay has a license for the provision of direct-to-home subscription audio and television services ("DATDH"). This license has been granted for renewable five-year periods.

c) Regulatory framework of the services provided by the Company

Among the main regulations that govern the services rendered by the Company, the following stand out:

•	Law No. 27,078 – LAD and its amendments.
•	Law No. 19,798 to the extent it does not contradict the LAD.
•	The Privatization Regulations, which regulated that process.
•	The Transfer Agreement.
•	The licenses for providing telecommunication services granted to the Company and the Bidding Terms and Conditions and their respective general rules.

On the other hand, the exploitation of physical and/or radio-electric link subscription broadcasting services held by the Company, originally granted under Law No. 22,285, are currently governed by the LAD since DNU No. 267/15 was issued.

✓	Law No. 27,078 – Argentine Digital Law

Enacted in December 2014, the LAD maintained the single country-wide license scheme and the individual registration of the services to be rendered but replaced the name telecommunication services with ICT Services, and included several amendments to the regulatory services of these services.

The LAD, passed on December 19, 2014, incorporated several changes to the telecommunication services regulatory framework.

Law No. 19,798, the Telecommunications Act (passed in 1972), as amended, continues in effect only with respect to those provisions that do not contradict the provisions of the LAD (among them, for example, Section 39 of Law No. 19,798 regarding the exemption from all taxes on the use of soil, subsoil and airspace for telecommunications services).

The LAD also revoked Decree No. 764/00, as amended, but provisions of the decree that do not contradict the LAD will remain in effect during the time it takes the Regulatory Authority to issue new licensing, interconnection services, SU and spectrum regulations (see item f) - “Other Rules” to this Note).

✓	Decree No. 267/15 – Amendments to the LAD

On January 4, 2016, DNU No. 267/15 was published in the Official Gazette, which amended Law No. 26,522 (“the Audiovisual Communication Services”) and Law No. 27,078 (LAD), and created the ENACOM as the Enforcement Authority for these laws. On April 8, 2016, the House of Representatives voted in favor of the validity of DNU No. 267/15. Thus, such DNU acquired the status of Law.

Among the main amendments to the LAD related to the Subscription Broadcasting Service, the following stand out:

•

The incorporation of Subscription Broadcasting Services (physical or radio-electric link, such as cable TV) as an ICT Service within the scope of the LAD, and excluding it from Law No. 26,522. Satellite subscription television services (known as satellite TV) shall remain within the scope of Law No. 26,522. Furthermore, Decree No. 267/15 states that the ownership of a satellite subscription television license is incompatible with having any other kind of audiovisual communication or ICT Service license.

•

Any subscription broadcasting license (such as cable television), granted before the application of DNU No. 267/15 will be considered, for all purposes, a Licencia Única Argentina Digital, with a registration for such service. Furthermore, the Decree provides for a  10-year extension counted as from January 1, 2016 for the use of spectrum frequencies by radio-electric link subscription broadcasting services licensees.

•

DNU No. 267/15 replaced the LAD’s Section 95 of the LAD and provides several obligations for fixed telephony licensees granted by Decree No. 264/98 and mobile service providers with licenses granted by Decree No.1,461/93, which choose to provide subscription broadcasting services.

It should be noted that pursuant to Section 21 of DNU No. 267/15 and until the enactment of a law that will unify the fee regime provided under the LSCA (Law of Audiovisual Communications Services) and the LAD, the physical link and radio-electric link subscription broadcasting services will continue to be subject only to the fee regime provided under LSCA. Therefore, they shall not be subject to the SU investment contribution or the payment of the Control, Oversight and Verification Fee provided under Sections 22 and 49 of the LAD.

✓	Decree No. 1,340/16 - Amendments to DNU No. 267/15

Decree No. 1,340/16 issued by PEN and published in the Official Gazette on January 2, 2017 provides the rules for achieving a greater convergence of networks and services under competitive conditions, promoting the deployment of next generation networks and the penetration of Broadband Internet access throughout the national territory, in accordance with the provisions of the LSCA and the LAD.

Among the most relevant provisions, it establishes:

•

That a 15-year-term, as from the publication of the Decree, be fixed as differential condition pursuant to Section 45 of the LAD, for the protection of last-mile fixed new generation networks deployed by ICT licensees for Broadband regarding the regulations of open access to Broadband and infrastructure to be issued, notwithstanding the provisions of Section 56 of the LAD.

•	That the Ministry of Communications or the ENACOM, as appropriate, shall establish the rules for the administration, management, and control of the radio spectrum.
•	That ICT licensees and Satellite Link Subscription Broadcasting licensees that as of December 29, 2016 simultaneously provided both services, may retain ownership of both types of licenses.

This Decree also sets out some principles on interconnection matters contemplated in the Interconnection regulations, approved through Resolution No. 286/18 (see item f) - “Other Rules” to this Note).

✓	Decree No. 690/20 - Amendment to the LAD

On August 22, 2020, the PEN issued Decree No. 690/20 amending the LAD. Decree No. 690/20 declared ICT services (which includes fixed and mobile telephony services, cable television and Internet –as well as access to telecommunications networks for and between licensees as “Essential and Strategic Competition Public Services”, and empowered ENACOM to ensure accessibility.

Decree No. 690/20 further established that the prices of the Essential and Strategic Competition Public ICT Services, the prices of those services provided in accordance with the Universal Service and and the prices of those services determined by ENACOM for public interest reasons, shall be regulated by ENACOM.

Moreover, Decree No. 690/20 established that ENACOM is the agency responsible for the enactment of any regulation related to the ICT’s PBU.

Finally, the Decree No. 690/20 suspended any price increases or changes set or announced by the ICT’s licensees from July 31, 2020 to December 31, 2020.

Decree No. 690/20 has been ratified by the Argentine Congress under Law No. 26,122 and has been regulated through ENACOM Resolutions No. 1,466/20 and 1,467/20, both published in the Official Gazette on December 21, 2020.

Resolution No. 1,466/20 allowed ICT licensees providing Internet access services, subscription broadcasting services through physical, radio-electric or satellite link, fixed telephony services and mobile telecommunications services -in all cases in their different and respective modalities- to increase retail prices for services up to 5% during January 2021. In order to establish the percentages approved, licensees shall must consider the prices effective as of July 31, 2020 as the price of reference. Such Resolution also provides that ICT Services Licensees may request a higher increase on an exceptional basis in accordance with the provisions of Section 48 of the LAD.

Resolution No. 1,467/20 regulated the Compulsory Universal Telecommunication Service (“PBU”) provided by Decree No. 690/20 for the different services provided by ICT licensees, establishing the price and the characteristics of each service plan, namely:

•	PBU-SBT: Compulsory Universal Provision of Basic Fixed Telephony Service;
•	PBU-SCM: Compulsory Universal Provision of Basic Mobile Communication Service;
•	PBU-I: Compulsory Universal Provision of Basic Internet Access Value Added Service;
•	PBU-TP: Compulsory Universal Basic Provision of subscription television services by physical or radio-electric or satellite link.

Resolution No. 1,467/20 further determines the beneficiaries of this PBU. Licensees are under the obligation to report on a monthly basis the number of customers subscribed to the different compulsory universal basic services. Finally, Resolution No. 1,467/20 also imposes different reporting obligations to be fulfilled before the ENACOM on the licensees that hold registration for subscription broadcasting services by physical or radio electric link and on licensees of subscription television audiovisual communication services by satellite link.

The Company has initiated legal proceedings before the Federal Court of Appeals on Administrative Litigation Matters challenging the constitutionality of Decree No. 690/20 and the aforementioned ENACOM Resolutions and requesting a preliminary injunction that would suspend its application. The preliminary injunction was denied on January 29, 2021 and the Company appealed the court’s decision. As of the date of this consolidated financial statements, the resolution of the mentioned appeal is still pending. The Company, with the assistance of its legal advisors, is analyzing the actions available to the Company in order to protect its legal rights.

Preliminary injunction requested by “Asociación Civil de Usuarios Bancarios Argentinos” (“ACUBA”)

On January 27, 2021, the Company was served with notice of a preliminary injunction granted by the Civil and Commercial Court No. 10 of Mar del Plata obtained by ACUBA in the aforementioned case, which ordered the Company to roll back the tariffs of broadcasting services subscriptions, Internet access services, fixed telephony services and mobile telecommunications services to those of December 2020, which could only be increased up to 5% as authorized by ENACOM, and maintain such tariffs until any modification is resolved. Telecom challenged the preliminary injunction for lack of jurisdiction, and requested that the resolution granting the preliminary injunction be declared nulled. Telecom further requested that the preliminary injunction be lifted. A decision from the court remains pending as of the date of these consolidated financial statements. The Company argued that a preliminary injunction obtained by a representative of the industry of the Province of Córdoba from the federal courts of the province expressly suspended the application of Decree No. 690/20, Decree No. 311/20 and prohibited ENACOM from issuing any subsequent resolutions.

The Company, with the assistance of its legal advisors, is analyzing the actions that may be necessary in order to protect its rights.

Preliminary injunction requested by a representative of the industry of the Province of Córdoba

On February 2, 2021, the Company was informed by “Asociación Argentina de Televisión por Cable” (“ATVC”), that a preliminary injunction requested by a representative of the cable television industry of the Province of Córdoba was granted ordering the suspension of Decree N° 690/20, of Decree N° 311/20 and of all measures adopted as a result of those decrees. The court also ordered the PEN and the ENACOM to abstain from issuing or pursuing any subsequent measures based on such decrees, until a final court decision is rendered.

ATVC also informed that, pursuant to the court’s indications, the regulatory authority should refrain from issuing regulations related to Decree No. 690/20 or enforcing the regulations previously issued, which are generally suspended.

d) Universal Service Regulation

•	Decree No. 764/00

Annex III of Decree No. 764/00 required providers of telecommunications services to contribute 1% of their total accrued revenues, net of applicable taxes and charges, to the FFSU. The regulation adopted a “pay or play” mechanism for compliance with the mandatory contribution to the SU Fund. The regulation also established the exemption to contribute to the FSU in the following events: (i) for local services provided in areas with teledensity lower than 15%, and ii) when certain conditions exists in connection with a formula which combines the foregone revenues and the market share of other operators than Telecom Argentina and Telefónica who provide local telephony. Likewise, the regulation created a committee responsible for the administration of the SU Fund and the development of specific SU programs.

Resolution No. 80/07, issued by the SC, provided that until the SU Fund was effectively implemented, telecommunication service providers were required to open an account at Banco de la Nación Argentina to deposit the corresponding amounts on a monthly basis. In August 2007, Resolution No. 2,713 of the former CNC was published, which provided details regarding the concepts that have been achieved and those that are offset for the purpose of calculating the contribution obligation to the FFSU.

•	Amendments to the General Regulation of the Universal Service

After several decrees and laws which approved and amended the General Regulation of the Universal Service (“RGSU”, for its Spanish acronym), replacing Annex III of Decree No. 764/00, ENACOM approved a new RGSU through Resolution No. 721/20, which replaced the RGSU that had been approved by ENACOM Resolution No. 2,642/16.

The new Regulation maintains the obligation to contribute 1% of total revenues, as provided in the previous Resolution. Among the most relevant matters, the new Regulation provides:

(i)

That the ENACOM may consider that the monthly obligation of the Contributors has been partially settled for up to 30% of their contributions, based on the reporting of computable investments made in projects approved by the ENACOM;

(ii)	That the licensees may submit projects to the ENACOM for their review and assessment;
(iii)

That the deployment of last mile fixed NGNs (Next Generation Network) for the provision of broadband Internet services of the Projects shall not fall within the scope of the protection described in section 3 of Decree No. 1,340/16, forcing us to give access to the last mile to other operator if they request so.

In addition, within the framework of the new RGSU, SU Programs have been approved providing for the deployment of fixed broadband, deployment of access networks to mobile communications services and services to public institutions, among others.

•	SU Fund - Impact on the Company with respect to its original license to provide SBT

According to the provisions of SC Resolution No. 80/07, No. 154/10 and CNC Resolution No. 2,713/07, Telecom filed its affidavits including the offset amounts related to the services that should be considered as SU services.

However, several years after the market’s liberalization and the effectiveness of the SU regulations, which were replaced with Decree No. 558/08 and the LAD, incumbent operators have still not received any offsets for providing services with the characteristics set forth under the SU regime.

As of the date of these consolidated financial statements, the Company has filed its monthly SU affidavits related to the services associated with its original license to render SBT, which resulted in a receivable of approximately $13,229 (unaudited amount). The programs and the valuation methodology used to estimate this receivable are pending of approval by the Regulatory Authority. This receivable has not yet been recorded in these consolidated financial statements as of December 31, 2020 since it is subject to the approval of the SU Programs and the review of those affidavits by the Regulatory Authority and the confirmation of the existence of enough contributions to the SU Trust so as to compensate the incumbent operators.

On April 8, 2011, the SC issued Resolution No. 43/11, through which it notified the Company that investments associated with “High-Cost Areas” did not qualify as an Initial Indicative Program (which amounted to approximately $13,512, included in the mentioned receivable).

Additionally, through SC Resolutions No. 53, 54, 59, 60, 61, 62, 69 and 70/12, the Company was notified that: the “Special Information Service 110”, the “Discounts for Retired People, Pensioners and Low Consumption Households”, the services of “Social Public Telephony and Loss-Making Public Telephony”, the “Services and Discounts relating to the Information Society Program argentin@internet.todos”, the “Services for Deaf-Mute People”, the “Free Access to Special Emergency Services and Special Community Services”, the “Value Added Service 0611 and 0612” and the “Long Distance Semipublic Service (SSPLD)” (which amounted to approximately $1,541, included in the mentioned receivable), respectively, did not qualify as Initial SU Programs, pursuant to the terms of Section 26 of Annex III of Decree No. 764/00, and that, they did not constitute different services involving a SU provision, and therefore, cannot be financed with SU Funds, pursuant to the terms of Section 2 of Decree No. 558/08.

The Company’s Management, with the advice of its legal counsel, has filed appeals against the above mentioned resolutions, presenting the legal arguments based on which such resolutions should be revoked.

On September 13, 2012, the CNC ordered the Company to deposit approximately $208. The Company has filed a recourse refusing the CNC’s order on the grounds that the appeals against the SC Resolutions are still pending of resolution.

On November 28, 2019, the ENACOM notified Telecom that the appeals filed by the Company against the above-mentioned resolutions had been rejected, taking them to superior body for substantiation. As of the date of these consolidated financial statements, the appeal review body has not yet issued a decision.

Although it cannot be assured that these issues will be favorably resolved at the administrative stage, the Company’s Management, with the assistance of its legal advisors, considers that has solid legal and de facto arguments to support the position of Telecom Argentina.

•	FFSU - Impact on the Company with respect to the SCM originally provided by Personal

In compliance with SC Resolution No. 80/07 and No. 154/10 and CNC Resolution No. 2,713/07, Personal has filed its affidavits since July 2007 and deposited the corresponding contributions.

On January 26, 2011, the SC issued Resolution No. 9/11 establishing the “Infrastructure and Facilities Program.” The Resolution provided that telecommunication service providers could only allocate to investment projects under this program the amounts corresponding to outstanding investment contribution obligations arising from Annex III of Decree No. 764/00 before the effective date of Decree No. 558/08.

On July 5, 2012, the SC issued Resolution No. 50/12 pursuant to which it notified that the services declared by the SCM Providers as High Cost Areas or services provided in non-profitable areas, services provided to clients with physical limitations (deaf-mute and blind people), rural schools, and requests relating to the installation of radio-bases and/or investment in infrastructure development in various localities, did not constitute items that could be discounted from the amount of SU contributions pursuant to the last part of Section 3 of Resolution No. 80/07, or Section 2 of Decree No. 558/08. It also provided that certain amounts already deducted could be used for investment projects within the framework of the Program created under SC Resolution No. 9/11, or deposited in the SU Fund, as applicable.

Personal filed an administrative appeal against SC Resolution No. 50/12 requesting its nullity. As of the date of these consolidated financial statements, this appeal is still pending of resolution.

On October 1, 2012, in response to the order issued by the SC, Personal deposited under protest the amount corresponding to the assessment of the SU services provided by Personal since the effectiveness of Decree No. 558/08, reserving its right to take all actions it may deem appropriate to claim its reimbursement, as informed to the SC and the CNC on October 15, 2012. Since August 2012, Personal is paying under protest of those concepts in its monthly affidavits.

The Company’s Management cannot assure that this issue will be resolved in its favor at the administrative stage.

•	FFSU - Impact on the Company with respect to the services originally provided by Cablevisión

Cablevisión has complied with its investment contribution obligations. The Regulatory Authority has not yet approved the Project filed by Cablevisión on June 21, 2011, within the framework of SC Resolution No. 9/11, in order to fulfill the SU contribution obligation for the amounts accrued since January 2001 until the effectiveness of Decree No. 558/08.

e)Spectrum

Trough Resolution SC N° 79/14 and Resolutions SC N °80/14, 81/14, 82/14 and 83/14, Personal was awarded Lots 2, 5, 6 and 8 and the remaining frequencies of the Personal Communication Services (PCS) and the SRMC, as well as those of the new spectrum for the SCMA, which were offered through a Public auction process approved by SC Resolution No. 38/14. In addition, through SC Resolution No. 25/15, issued on June 11, 2015, Personal was awarded with the remaining Frequency Bands which formed Lot No. 8, and thus completed said Lot.

The Auction Terms and Conditions authorized the use of the auctioned frequency bands for a period of 15 years as from the award of said frequencies. Upon expiration, the regulatory authority could extend the terms of use upon formal request of the awarded operator (which price and conditions would be set forth by such authority).

f)	Other relevant regulatory matters

✓	Regulatory situation in Uruguay
•	Uruguayan Audiovisual Communication Services Law

Law No. 19,307 was published in the Official Gazette of the Republic of Uruguay on January 14, 2015. This Law governs radio, television, and other audiovisual communication services (hereinafter, the “Audiovisual Communications Law”). Section 202 of this law provides that the National Executive Branch shall issue its implementing regulations within a 120-day term, counted as from the day following publication of the Audiovisual Communications Law in the Official Gazette. As of the date of these consolidated financial statements, Decrees No. 45/015 and No. 160/19 has been issued. Decree No. 45/015 provides that the concession for the use and allocation of the radio-electric spectrum for non-satellite audiovisual communication services shall be granted for a term of 15 years, while Decree No. 160/19 regulates several provisions of the Audiovisual Communications Services Law.

Section 54 of the Audiovisual Communications Law provides that an individual or legal entity cannot be allocated the full or partial ownership of more than 6 authorizations or licenses to render television services to subscribers throughout the national territory of Uruguay. Such limit is reduced to 3 if one of the authorizations or licenses includes the department of Montevideo. Section 189 of this law provides that in the cases where such limits were exceeded as of the entry into force of the Law, the owners of those audiovisual communication services shall transfer the necessary authorizations or licenses so as not to exceed the limits mentioned above within a term of 4 years as from the date of entry into force of the Audiovisual Communications Law.

Adesol is analyzing the possible impact on its business that could be derived from the change in the regulatory framework and any possible legal actions that can be taken in order to protect its rights and its shareholders’ rights. That company is also monitoring the different unconstitutionality claims filed by other companies against certain sections of the above-mentioned law to consider whether the decisions to be rendered by the Supreme Court of Uruguay in those proceedings may be favorable to the position of Adesol in the future. On April 7, 2016, 28 unconstitutionality claims were brought against the above mentioned law. As of the date of these consolidated financial statements, the Supreme Court has issued 28 decisions, whereby it declared the unconstitutionality of Sections 39 sub-section 3, 55, 56 sub-section 1, 60-point C, 98 sub-section 2, 117 sub-section 2, 143 and 149 sub-section 2 of Law No. 19,307. It is noteworthy that some of the decisions rendered in this respect by the Supreme Court dismissed the unconstitutionality claim filed by the claimant with respect to Section 54 of that Law.

Based on the above-mentioned analysis, the companies AUDOMAR S.A., DOLFYCOR S.A., REIFORD S.A., SPACE ENERGY TECH S.A., TRACEL S.A., BERSABEL S.A., and VISION SATELITAL S.A., together with the majority shareholder of those companies, brought on November 22, 2019 an unconstitutionality claim against Sections 54 and 189 of Law No. 19,307. On October 15, 2020, the Supreme Court of Uruguay provided the lack of passive legitimation of the Legislative Body and rejected the mentioned unconstitutionality claim.

On the other hand, in April 2020 the Executive Branch of Uruguay forwarded to the Uruguayan Congress an audiovisual communications bill, which, if approved, would abolish the current Audiovisual Communications Law (Law No. 19,307) and its regulating decrees would also lapse. As of the date of these consolidated financial statements, the mentioned audiovisual communications bill is still under review of the Uruguayan Congress.

•	Migration of Services

On January 11, 2018, Decree No. 387/017 dated December 28, 2017 was published in the Official Gazette. The Decree provides that all subscription television services provided through the Codified UHF System shall be migrated to the TDH Satellite system, without it entailing any changes to the original authorizations to operate or to the rest of the conditions established in the respective licenses. Those authorizations shall remain unchanged in the authorized service areas for a term of 18 months.

On February 9, 2018, Bersabel S.A. and Visión Satelital S.A., two of the licensees that use Codified UHF systems to provide services and have contractual relationships with Adesol, filed the migration plan for their subscribers with the URSEC, which was completed on July 11, 2019.

✓	Other rules
•	General Rules Governing ICT Service Licenses

On January 2, 2018, the Ministry of Modernization issued Resolution No. 697/17, whereby it approved the new General Rules Governing ICT Service Licenses. This Resolution repealed the General Rules approved pursuant to Annex I of Decree No. 764/00, as from the date the resolution became effective (February 1, 2018), and it also repealed ENACOM Resolutions No. 2,483/16 and No. 1,394/16 (except for Section 12 of its Annex I, which will remain in effect). The Company has filed an appeal against some aspects of such Resolution, which, to date, is pending of resolution.

•	General Rules Governing ICT Service Customers

On January 4, 2018, the Ministry of Modernization issued Resolution No. 733/17, whereby it approved the new General Rules Governing ICT Service Customers. This Resolution became effective on March 5, 2018, repealing SC Resolutions No. 490/1997, and Annexes I and III of SC Resolution No. 10,059/1999 and its supplementing regulations. Annex II of SC Resolution No. 10,059/1999 shall remain in effect, to the extent applicable, until the enactment of the penalty regime provided under Sections 63 of the LAD. Such New General Rules repealed the general rules governing mobile and basic telephony service customers, thus becoming the only general rules that govern ICT Service customers, including Internet access services and subscription broadcasting services.

The Company made a filing with the Ministry of Modernization regarding some regulations that infringe its right to sell its services (such as the 180-day prepaid credit; Section 56, which provides for compensation in favor of the customer, and Section 79, which establishes the obligation to replace any channels eliminated from the programming grid with other channels of similar quality.)

Through Resolution No. 363/18, published in the Official Gazette on June 27, 2018, the Ministry of Modernization provided for amendments to the General Rules. Some of those amendments were related to the provisions challenged by Telecom in its filing. As of the date of these consolidated financial statements, this appeal is still pending of resolution. Subsequently, through Resolutions Nos. 1,150/19 and 1,522/19, the Secretariat of Modernization introduced amendments, among which, the most relevant is the term of 30 business days to report in advance material changes in the services rendered to customers.

•	Number Portability Regulation

On April 4, 2018, the Ministry of Modernization issued Resolution No. E-203/18, whereby it approved the new Number Portability Regulation, including the portability of fixed telephony service lines. Through such Resolution, such Ministry also approved the implementation schedule for the portability of these services and revoked SC Resolutions Nos. 98/10, 67/11 and 21/13 and Resolution No. E-170/17 issued by the Ministry of Communications and its supplementary regulations. Through Resolution No. 401/18, published on July 11, 2018, the Ministry of Modernization decided that the ENACOM shall determine the way in which the number portability committee will be constituted and implemented.

Through Resolution No. 4,950 issued on August 14, 2018, the Board of the ENACOM delegated on the head of the first operational level of the National Administration of Planning and Convergence the powers to: (i) approve the Processes and Operational and Technical Specifications of Number Portability, (ii) approve the Bidding Terms for the selection of the Database Administrator for the contract to be executed between the Portable Services Providers and the Database Administrator and propose any relevant changes to the Number Portability Committee, and (iii) intervene on a binding basis in the procedure to procure the services of the Database Administrator.

Through such Resolution, the ENACOM also set out that the Number Portability Committee shall be composed of two representatives, one permanent and one alternate, and approved the work schedule in order to properly implement the Number Portability. As of the date of these consolidated financial statements, the representatives of such Committee have not been appointed yet.

On December 31, 2020, the ENACOM issued Resolution No. 1,509/20, whereby it replaced the work schedule for the implementation of Number Portability that had been approved as an Annex to Resolution No. 4,950/18. In addition, the ENACOM approved the new model of the Bidding Terms and Conditions for the selection of the centralized Number Portability Database Administrator for the Mobile Communication Service and the Fixed Telephony Service, and also approved the Network Technical Specifications.

This resolution is subject to the approval of ENACOM's Board. As of the date of these consolidated financial statements, that resolution has not been approved by ENACOM's Board.

•	General Rules Governing Interconnection and Access

On May 18, 2018, Ministry of Modernization Resolution No. 286/18 was published in the Official Gazette. Such Resolution approves the new General Rules Governing Interconnection and Access, effective as from July 3, 2018, repealing the General Rules that had been approved under Decree No. 764/00.

Pursuant to the new General Rules, the interconnection and access terms, conditions and prices may be freely established by mutual agreement between the parties. The ENACOM will set provisional interconnection charges, as established under Decree No. 1,340/16.

In addition, the providers of ICT Services will have the obligation to provide interconnection at the request of another provider of ICT Services, on no less favorable technical and economic conditions than those applied by the requested ICT Service provider to itself or to third parties, granting the quality of services, the transparency in compensation and must refrain from charging the requesting ICT Service Providers for functions or services that are not needed to render their services.

On August 14, 2018, ENACOM issued Resolution No. 4,952/18, establishing a provisional charge equivalent to US$0.0108 per minute of communication, without considering the different taxes and charges that may be applicable for the origination services or local termination in the mobile communications service networks. Likewise, it is established that for the purposes of applying the fixed charge, the unit of measurement will be the second. Through ENACOM Resolution No. 1,161/18 dated November 27, 2018, the ENACOM set the same charge for SRCE network termination.

On that same date, Resolution No. 1,160/18 was also published in the Official Gazette. Pursuant to such Resolution, the ENACOM set: (i) a provisional charge equivalent to forty-five ten-thousandths US dollars (US$ 0.0045) for local origination or termination services over fixed telephony service networks per minute of communication (ii) a provisional charge equivalent to ten ten-thousandths US dollars (US$ 0.0010) for local transit service per minute of communication (iii) a provisional charge equivalent to twenty-seven ten-thousandths US dollars (US$ 0.0027) for long distance transport service per minute of communication (iv) the second as the measuring unit for the purposes of applying the charges set under this Resolution.

Telecom filed an appeal with the ENACOM challenging those charges with the respective legal grounds to request the review of the above-mentioned Resolution by that agency. As of the date of these consolidated financial statements, this appeal is still pending of resolution.

Pursuant to Resolution No. 4,266/19, published in the Official Gazette on October 8, 2019, the ENACOM decided, on a provisional and exceptional basis, that the reference exchange rate applicable to the interconnection charges in effect established under ENACOM Resolutions Nos. 4,952/18, 1,160/18 and 1,161/18, for calls made as from August 1, 2019, will be of forty-five pesos and twenty-five cents  ($45.25) per US dollar. In subsequent months, the exchange rate to be applied may not exceed six percent  (6)% of the exchange rate established for the previous month and in no case may it exceed the selling exchange rate set by Banco de la Nación Argentina on the last business day of the month in which the services are rendered. This Resolution was applicable to services provided up to and including December 31, 2019.

Pursuant to Resolution No. 1,510/20, published in the Official Gazette on December 29, 2020, the ENACOM decided, on a provisional and exceptional basis, that the reference exchange rate applicable to the interconnection charges for calls made as from January 1, 2021, will be of eighty-three pesos and thirty-six cents  ($83.36) per US dollar. This Resolution will be applicable to services provided up to and including June 30, 2021 and is subject to the approval of ENACOM's Board. As of the date of these consolidated financial statements, this resolution has not been approved by ENACOM's Board.

•	Quality Rules for ICT Services

Through Resolution No. 580/2018, published in the Official Gazette on September 6, 2018, the Ministry of Modernization approved the Quality Rules for ICT Services, which came into effect on January 4, 2019.

The ENACOM was instructed to issue the implementing regulations within a term of 90 calendar days. Although the term has already expired, as of the date of these consolidated financial statements, the implementing regulations have not been issued.

•	National Rules for Contingencies

Through Resolution No. 51/18, published in the Official Gazette on November 6, 2018, the Secretariat of Modernization approved the National Rules for Contingencies and ordered the ENACOM to issue the implementing procedures or Contingency Plan (for emergency situations) within a term of 90 calendar days as from its publication in the Official Gazette.

Even though the term has expired, as of the date of these consolidated financial statements, such procedure has not been issued yet.

•	International Roaming Regulations between Argentina and Chile

On August 31, 2020, ENACOM Resolution No. 927/20 was published in the Official Gazette. In such resolution, the International Roaming Regulations between Chile and Argentina was approved. Under those Regulations, it was established, among other things, that Argentina's mobile communications service providers, including Virtual Mobile Operators, shall offer customers who use international Roaming services with Chile the same prices that they offer in their own country for voice communications, messaging and mobile data while they stay in that country.

•	Infrastructure Sharing Regulation

On December 16, 2020, the Chief of the Cabinet of Ministers - Secretariat of Public Innovation issued Resolution No. 105/20, whereby it approved the Passive Infrastructure Sharing Regulation and established the terms and procedures regarding the access, availability and shared use of passive infrastructure owned by, controlled by or otherwise available to an ICT Services Licensee.

Among the most relevant provisions of the Regulation is the obligation to grant access to other ICT Services Licensees to available passive infrastructure; to reserve capacity in the installation of new ducts and shelters for providing access to other ICT Services Licensees; the prohibition to agree on exclusive use; among other obligations.

As of the date of these consolidated financial statements, the Company is evaluating the impact of the obligations imposed under this new Regulation.

•	Subscription Television Services Regulation

On December 24, 2020, ENACOM Resolution No. 1,491/20 was published in the Official Gazette, whereby said agency approved the “General Regulation of Subscription Television Services by Physical and/or Radio-electric and Satellite Link”. Among other aspects, it provides for the arrangement of signals in programming grids so that the signals that correspond to the same genre are arranged consecutively; the obligation to submit an annual affidavit describing the programming grid, the inclusion of signals of broadcast television Licensees; the list of mandatory signals, and, in case of disagreement to include mandatory signals in the programming grid, be it broadcast television signals or those included in the Public Registry of Signals, any of the parties may make a filing with the ENACOM. In addition, said Resolution provides that the commercialization of one or several signals may not be conditional on the acquisition of other signals. In the event licensees offer a package of signals, they must include a breakdown of the price of each of them.

As of the date of these consolidated financial statements, the Company is evaluating the impact of these regulations.

✓	Compre Argentino (Buy Argentine Act)

Pursuant to Law No. 27,437, Telecom Argentina- in its capacity as public fixed telephony service licensee-, and its respective direct subcontractors, in the procurement of provisions and public works and services, shall give preference to the acquisition or lease of goods of national origin, under the terms of such law.

The law provides that the preference established shall be given to goods of national origin when the price of identical or similar goods, under cash payment conditions, is equal to or lower than the price of foreign goods increased by 15% when the offerors qualify as micro, small and medium-sized enterprises – (MSMEs), and by 8% for any other companies. In the comparison, the price of foreign goods shall contemplate applicable import duties and all the taxes and expenses required for their nationalization.

The law sets out that a good is considered to be of national origin when it has been produced or extracted in the Argentine territory, provided that the cost of nationalized imported raw materials, inputs or supplies does not exceed 40% of its gross production value.

The procurement of services is subject to Law No. 18,875, which sets out the obligation to contract exclusively the services of domestic companies, consulting firms and professionals, as defined in such law. Any exception shall have to be previously approved by the competent ministry.

Through Resolution No. 2,350/04, the former CNC approved the “Procedure for the fulfillment of the Buy Argentine Act”, which includes the obligation to file semi-annual affidavits regarding the fulfillment of these rules.

The rules provide for economic, administrative and criminal sanctions for failure to fulfill the obligations established under the Compre Argentino regime.

It is worth mentioning that this Act provides to Telecom Argentina less operational flexibility related to, among other matters, authorizations management prior to acquisitions, investment of time in the assembly of the required presentations with respect to the obligation to inform the semiannual affidavits of compliance of the Buy Argentine Act and associated administrative expenses.